Commitments and Contingencies (10-K) (Details Narrative) (USD $)	1 Months Ended	12 Months Ended	19 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2013 Two Thousand Thirteen [Member]	Dec. 31, 2012 Two Thousand Thirteen [Member]	Sep. 30, 2013 Two Thousand Fourteen [Member]	Dec. 31, 2012 Two Thousand Fourteen [Member]	Sep. 30, 2013 Two Thousand Fifteen [Member]	Dec. 31, 2012 Two Thousand Fifteen [Member]	Apr. 30, 2012 Employment Agreements [Member]	Sep. 30, 2013 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Sep. 30, 2013 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Sep. 30, 2013 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Apr. 30, 2012 Minimum [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Lease Expiration Date	Jul. 31, 2015
Require monthly payment for lease																	$ 9,000			$ 10,000
Operating lease expense		69,000
Percentage of royalty payments related to acquisitions											20.00%	20.00%	10.00%	10.00%	100.00%	100.00%		10.00%	10.00%		100.00%	100.00%
Percentage of royalty payments related to acquisitions through perpetuity											10.00%	10.00%
Payment by party for termination of the lease		5,000	5,000
Employment agreement expire year										Expire through 2015.
Required employee agreement payment				$ 330,000	$ 330,000	$ 225,000	$ 225,000	$ 50,000	$ 50,000
Percentage of employee bonus																		10.00%	10.00%		100.00%	100.00%